AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 87.2%
Common Stocks
Aerospace & Defense — 2.7%
TransDigm Group, Inc.	10,843	$3,471,820
Airlines — 0.9%
Alaska Air Group, Inc.	40,726	1,159,469
Auto Components — 1.5%
Dana, Inc.	259,094	2,023,524
Banks — 5.2%
Fifth Third Bancorp	86,015	1,277,323
Pinnacle Financial Partners, Inc.(a)	71,587	2,687,376
Signature Bank	34,926	2,807,701
		6,772,400
Chemicals — 4.3%
Ashland Global Holdings, Inc.	83,668	4,189,257
Eastman Chemical Co.	32,336	1,506,211
		5,695,468
Commercial Services & Supplies — 3.5%
Republic Services, Inc.	60,407	4,534,149
Consumer Finance — 4.0%
Ally Financial, Inc.	281,403	4,060,645
SLM Corp.	166,737	1,198,839
		5,259,484
Containers & Packaging — 3.3%
Packaging Corp. of America	50,284	4,366,160
Diversified Consumer Services — 2.7%
Adtalem Global Education, Inc.*	134,070	3,591,735
Electric Utilities — 9.7%
Entergy Corp.	43,972	4,132,049
Evergy, Inc.	74,017	4,074,636
FirstEnergy Corp.	113,173	4,534,842
		12,741,527
Equity Real Estate Investment Trusts (REITs) — 9.6%
AvalonBay Communities, Inc.	26,865	3,953,722
EPR Properties	82,731	2,003,745
Lamar Advertising Co. (Class A Stock)(a)	71,034	3,642,623
MGM Growth Properties LLC (Class A Stock)	125,003	2,958,821
		12,558,911
Food & Staples Retailing — 1.8%
US Foods Holding Corp.*	133,019	2,355,767
Gas Utilities — 1.5%
UGI Corp.	75,294	2,008,091
Health Care Equipment & Supplies — 3.3%
Zimmer Biomet Holdings, Inc.(a)	43,180	4,364,634
Health Care Providers & Services — 3.8%
Universal Health Services, Inc. (Class B Stock)	49,746	4,928,834
Hotels, Restaurants & Leisure — 3.3%
Marriott Vacations Worldwide Corp.	33,771	1,876,992
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Wyndham Destinations, Inc.	114,706	$2,489,120
		4,366,112
Insurance — 6.8%
American Financial Group, Inc.	17,870	1,252,330
Assurant, Inc.	28,734	2,990,922
Axis Capital Holdings Ltd.	47,544	1,837,575
Fidelity National Financial, Inc.(a)	112,675	2,803,354
		8,884,181
Internet & Direct Marketing Retail — 2.5%
Qurate Retail, Inc. (Class A Stock)*(a)	533,832	3,259,044
IT Services — 1.3%
Alliance Data Systems Corp.	32,031	1,077,843
Conduent, Inc.*	266,851	653,785
		1,731,628
Machinery — 3.0%
Dover Corp.	46,653	3,916,053
Media — 3.9%
Altice USA, Inc. (Class A Stock)*	172,367	3,842,060
Liberty Broadband Corp. (Class C Stock) *	11,626	1,287,231
		5,129,291
Oil, Gas & Consumable Fuels — 3.0%
EQT Corp.	216,030	1,527,332
Equitrans Midstream Corp.(a)	178,739	899,057
Murphy Oil Corp.(a)	242,788	1,488,291
		3,914,680
Semiconductors & Semiconductor Equipment — 2.3%
Marvell Technology Group Ltd.(a)	135,825	3,073,720
Specialty Retail — 1.9%
Aaron’s, Inc.(a)	107,082	2,439,328
Trading Companies & Distributors — 1.4%
AerCap Holdings NV (Ireland)*(a)	83,245	1,897,154

Total Long-Term Investments (cost $159,264,979)		114,443,164
Short-Term Investments — 26.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	15,521,112	15,521,112
PGIM Institutional Money Market Fund (cost $19,219,921; includes $19,209,064 of cash collateral for securities on loan)(b)(w)	19,270,296	19,239,464

Total Short-Term Investments (cost $34,741,033)		34,760,576

TOTAL INVESTMENTS—113.7% (cost $194,006,012)		149,203,740

Liabilities in excess of other assets — (13.7)%		(17,993,564)

Net Assets — 100.0%		$131,210,176

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AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,813,199; cash collateral of $19,209,064 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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